--------------------------------------------------------------------------------
                                                                 SMALL-CAP VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Small Cap Value
Fund

Annual Report
November 30, 2002

                               [GRAPHIC OMITTED]

                                        Alliance Capital [LOGO](R)
                                        The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
January 13, 2003

Dear Shareholder:

This report provides the performance, investment strategy and outlook for AllianceBernstein Small Cap Value Fund (the "Fund") for the annual reporting period ended November 30, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 2500 Index, for the six- and 12-month periods ended November 30, 2002. For comparison to the small-cap value market, we have also included the Fund's performance versus the Russell 2500 Value Index.

INVESTMENT RESULTS*
Periods Ended November 30, 2002

                                                      --------------------------
                                                            Total Returns
                                                      --------------------------
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
AllianceBernstein
Small Cap Value
Fund
  Class A                                              -14.32%            -0.12%
--------------------------------------------------------------------------------
  Class B                                              -14.66%            -0.87%
--------------------------------------------------------------------------------
  Class C                                              -14.67%            -0.78%
--------------------------------------------------------------------------------
Russell 2500
Index                                                  -14.28%            -9.07%
--------------------------------------------------------------------------------
Russell 2500
Value Index                                            -14.30%            -1.68%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2002. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. The unmanaged Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

      Additional investment results appear on pages 4-7.

Over the 12-month period ended November 30, 2002, the Fund outperformed its benchmark, the Russell 2500 Index, as well as the Russell 2500 Value


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Index. The Fund's outperformance is mostly attributable to stock selection, with strong returns from holdings in the financial services, telecommunication utilities and homebuilders sectors. Over the six-month period, the Fund performed roughly in line with both indices.

Despite a fourth-quarter rally, the bear market continued in 2002 for small-cap stocks as well as large-caps, owing to investor concern toward international tension and the strength of the U.S. economy. The third quarter of 2002, in particular, saw an intensifying and almost self-reinforcing pessimism that drove stocks to their worst quarter in more than a decade. In the fourth quarter, however, investor anxiety lessened and the market reversed course, driven by the technology and telecommunications sectors, which rose 22% and 38%, respectively.

Market Review

The U.S. economy slowed in the latter part of 2002 as consumer spending, which has led the recovery, slowed, yet business spending failed to pick up. Notwithstanding dismal holiday sales, consumer spending is probably healthier than many investors realize. The bulk of the slowdown in spending in the latter part of 2002 was concentrated in purchases of automobiles and trucks, which, fueled by strong cash-back and discounting incentives, had been running well above sustainable levels for much of the year. Excluding vehicle sales, retail sales remained healthy, rising in October at roughly the same 3.0% to 4.5% pace seen earlier this year.

Consumers' financial health continues to strengthen and justify further spending. Aggressive monetary policy has made it possible for consumers to refinance mortgages and obtain consumer credit at ever-lower rates, which increases their purchasing power. Furthermore, each dollar spent now goes further as declining unit costs have increased the affordability of many products, from electronics to automobiles.

Corporate spending, however, has fallen by 15% from peak levels and now stands at a level that just matches depreciation. The ratio of capital investment to depreciation has not been this low in 45 years. Some of this depreciation reflects the write-off of unnecessary plant and equipment installed during the bubble years, but most of that is behind us now.

We believe capital spending will pick up. If it does not, businesses will erode their existing capital stock and thereby imperil growth. Additionally, in aggregate, businesses have the means to spend with cash flow now in excess of capital spending. The timing of this recovery, however, remains uncertain.

Market Outlook

Although the excess return created in small-caps during the inflation of the technology bubble has now been realized, we do see strong opportunities within the small-cap domain in value stocks. Small companies tend to be concentrated in cyclical industries, and investor anxiety about the direction of


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

the economy has left many small companies selling at steep discounts to their fair value. The Fund is positioned to capture that opportunity.

Thank you for your interest and investment in AllianceBernstein Small Cap Value Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Joseph G. Paul

Joseph G. Paul
Senior Vice President

[PHOTO]  John D. Carifa

[PHOTO]  Joseph G. Paul

Joseph G. Paul, Portfolio Manager, has over 15 years of investment experience.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE
November 30, 2002

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
GROWTH OF A $10,000 INVESTMENT
3/31/01* - 11/30/02

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


          AllianceBernstein          Russell 2500        Russell 2500
          Small Cap Value Fund        Value Index          Index

1/31/01*      9579                      10000              10000
11/30/01     10891                      10592              10494
11/30/02     10878                      10414               9542


AllianceBernstein Small Cap Value Fund Class A:  $10,878
Russell 2500 Value Index:                        $10,414
Russell 2500 Index:                              $ 9,542

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Small Cap Value Fund Class A shares (from 3/31/01* to 11/30/02) as compared to the performance of appropriate broad-based indices. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. The unmanaged Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation.

When comparing AllianceBernstein Small Cap Value Fund to the indices shown above, you should note that no sales charges are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

*     Closest month-end after Fund's inception date of 3/29/01.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE
November 30, 2002

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 11/30

                              [BAR CHART OMITTED]

       AllianceBernstein Small Cap Value Fund -- Yearly Periods Ended 11/30
--------------------------------------------------------------------------------
                              AllianceBernstein               Russell 2500
                            Small Cap Value Fund                  Index
--------------------------------------------------------------------------------
      11/30/01*                     13.70%                        5.92%
      11/30/02                      -0.12%                       -9.07%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary from the results shown above due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small-and mid-cap U.S. stocks. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Small Cap Value Fund.

* The Fund's return for the period ended 11/30/01 is from the Fund's inception date of 3/29/01. The benchmark's return for the period ended 11/30/01 is from 3/31/01 through 11/30/01.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
November 30, 2002

INCEPTION DATES              PORTFOLIO STATISTICS

Class A Shares               Net Assets ($mil): $503.6
3/29/01                      Average Market Capitalization ($mil): $1,692
Class B Shares
3/29/01
Class C Shares
3/29/01

SECTOR BREAKDOWN

 19.5% Financial
 13.3% Technology
 11.9% Capital Equipment
 11.3% Non-Financial
 11.3% Utilities                        [PIE CHART]
  7.5% Consumer Cyclicals
  6.6% Industrial Commodities
  5.4% Energy
  3.9% Consumer Staples
  3.7% Consumer Growth
  1.6% Services

  4.0% Short-Term

HOLDING TYPE

 96.0% Domestic Equity
                                        [PIE CHART]
  4.0% Short-Term

All data as of November 30, 2002. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF NOVEMBER 30, 2002

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                1 Year                    -0.12%                    -4.33%
       Since Inception*                    7.86%                     5.13%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                1 Year                    -0.87%                    -4.80%
       Since Inception*                    7.16%                     5.45%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                1 Year                    -0.78%                    -1.76%
       Since Inception*                    7.10%                     7.10%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2002)

                                 Class A             Class B           Class C
                                 Shares              Shares            Shares
--------------------------------------------------------------------------------
                1 Year           -12.13%             -12.43%           -9.70%
       Since Inception*            3.18%               3.41%            5.01%

The Fund's investment results represent average annual total returns. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all share classes: 3/29/01.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
November 30, 2002

                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
Nortel Networks Corp.                                 $13,228,666           2.6%
--------------------------------------------------------------------------------
Harsco Corp.                                           10,663,950           2.1
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                      10,141,725           2.0
--------------------------------------------------------------------------------
Peabody Energy Corp.                                    9,673,750           1.9
--------------------------------------------------------------------------------
Cooper Industries, Ltd. Cl.A                            9,581,040           1.9
--------------------------------------------------------------------------------
PNM Resources, Inc.                                     9,440,000           1.9
--------------------------------------------------------------------------------
Tellabs, Inc.                                           9,047,400           1.8
--------------------------------------------------------------------------------
KEMET Corp.                                             8,891,660           1.8
--------------------------------------------------------------------------------
Pulte Corp.                                             8,824,720           1.8
--------------------------------------------------------------------------------
Centex Corp.                                            8,757,420           1.7
--------------------------------------------------------------------------------
                                                      $98,250,331          19.5%

MAJOR PORTFOLIO CHANGES
Six Months Ended November 30, 2002

                                                   -----------------------------
                                                              Shares
                                                   -----------------------------
Purchases                                             Bought   Holdings 11/30/02
--------------------------------------------------------------------------------
ADC Telecommunications, Inc.                       3,957,300           3,957,300
--------------------------------------------------------------------------------
Andrew Corp.                                         300,000             700,000
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                     265,000             265,000
--------------------------------------------------------------------------------
Group 1 Automotive, Inc.                             200,000             300,000
--------------------------------------------------------------------------------
Harsco Corp.                                         235,000             345,000
--------------------------------------------------------------------------------
KEMET Corp.                                          484,000             818,000
--------------------------------------------------------------------------------
Nortel Networks Corp.                              6,818,900           6,818,900
--------------------------------------------------------------------------------
Park Place Entertainment Corp.                       803,900             803,900
--------------------------------------------------------------------------------
Peabody Energy Corp.                                 235,000             355,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc.                               420,000             420,000
--------------------------------------------------------------------------------

Sales                                                   Sold   Holdings 11/30/02
--------------------------------------------------------------------------------
BancorpSouth, Inc.                                    65,850            129,150
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                 149,000             77,000
--------------------------------------------------------------------------------
Big Lots, Inc.                                       250,000                 -0-
--------------------------------------------------------------------------------
Cinergy Corp.                                        155,000                 -0-
--------------------------------------------------------------------------------
Genuine Parts Co.                                     55,000             65,000
--------------------------------------------------------------------------------
Liberty Property Trust                               139,000                 -0-
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                               149,400             78,600
--------------------------------------------------------------------------------
NSTAR                                                117,000                 -0-
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            47,000                 -0-
--------------------------------------------------------------------------------
Potomac Electric Power Co.                           103,025                 -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2002

Company                                                Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.3%

Financial-19.5%
Major Regional Banks-8.5%
BancorpSouth, Inc. ...........................        129,150     $   2,524,882
Bank of Hawaii Corp. .........................         77,000         2,346,960
Hibernia Corp. Cl.A ..........................        384,000         7,499,520
Huntington Bancshares, Inc. ..................        351,000         6,869,070
Popular, Inc. ................................        139,500         4,691,385
Silicon Valley Bancshares(a) .................        280,000         5,432,000
UnionBanCal Corp. ............................        180,000         7,842,600
Whitney Holding Corp. ........................        163,500         5,509,950
                                                                  -------------
                                                                     42,716,367
                                                                  -------------
Multi-Line Insurance-0.6%
Health Net, Inc.(a) ..........................        119,500         3,084,295
                                                                  -------------

Property - Casualty Insurance-2.0%
Fidelity National Financial, Inc. ............        313,500        10,141,725
                                                                  -------------

Real Estate Investment Trust-6.4%
Arden Realty, Inc. ...........................        304,000         6,773,120
Avalonbay Communities, Inc. ..................        171,000         6,771,600
Duke Realty Corp. ............................        241,700         6,042,500
Felcor Lodging Trust, Inc. ...................        280,000         3,329,200
Mack-Cali Realty Corp. .......................         78,600         2,358,000
Post Properties, Inc. ........................        284,000         7,242,000
                                                                  -------------
                                                                     32,516,420
                                                                  -------------
Savings & Loan-2.0%
Commercial Federal Corp. .....................        190,000         4,265,500
Washington Federal, Inc. .....................        234,500         5,686,625
                                                                  -------------
                                                                      9,952,125
                                                                  -------------
                                                                     98,410,932
                                                                  -------------
Technology-13.3%
Communication - Equip. Mfrs.-7.7%
ADC Telecommunications, Inc.(a) ..............      3,957,300         8,587,341
Andrew Corp.(a) ..............................        700,000         7,875,000
Nortel Networks Corp.(a) .....................      6,818,900        13,228,666
Tellabs, Inc.(a) .............................      1,020,000         9,047,400
                                                                  -------------
                                                                     38,738,407
                                                                  -------------
Computer/Instrumentation-1.4%
Adaptec, Inc.(a) .............................      1,027,000         6,921,980
                                                                  -------------

Miscellaneous Industrial Technology-2.5%
Arrow Electronics, Inc.(a) ...................        160,000         2,580,800
Avnet, Inc. ..................................        170,000         2,405,500
Solectron Corp.(a) ...........................        816,800         3,773,616
Tech Data Corp.(a) ...........................        120,000         3,681,600
                                                                  -------------
                                                                     12,441,516
                                                                  -------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Semiconductors-1.7%
KEMET Corp.(a) ...............................        818,000     $   8,891,660
                                                                  -------------
                                                                     66,993,563
                                                                  -------------

Capital Equipment-11.9%
Auto & Truck Parts-4.6%
BorgWarner, Inc. .............................        124,000         6,388,480
Eaton Corp. ..................................         60,000         4,552,200
Modine Manufacturing Co. .....................        243,000         4,626,720
PACCAR, Inc. .................................        155,000         7,595,000
                                                                  -------------
                                                                     23,162,400
                                                                  -------------
Electrical Equipment-1.9%
Cooper Industries, Ltd. Cl.A .................        252,000         9,581,040
                                                                  -------------

Machinery-4.3%
Kennametal, Inc. .............................        243,000         8,485,560
Lincoln Electric Holdings, Inc. ..............        312,000         7,846,800
Terex Corp.(a) ...............................        405,000         5,005,800
                                                                  -------------
                                                                     21,338,160
                                                                  -------------
Miscellaneous Capital Goods-1.1%
Parker-Hannifin Corp. ........................        120,000         5,602,800
                                                                  -------------
                                                                     59,684,400
                                                                  -------------
Non-Financial-11.4%
Building Material - Heat/Plumbing/Air-1.6%
Hughes Supply, Inc. ..........................        251,000         7,906,500
                                                                  -------------

Cement-1.3%
Texas Industries, Inc. .......................        260,000         6,422,000
                                                                  -------------

Home Building-4.9%
Centex Corp. .................................        174,000         8,757,420
KB HOME ......................................        160,000         7,150,400
Pulte Corp. ..................................        188,000         8,824,720
                                                                  -------------
                                                                     24,732,540
                                                                  -------------
Miscellaneous Building-3.6%
Harsco Corp. .................................        345,000        10,663,950
Standard Pacific Corp. .......................        300,000         7,650,000
                                                                  -------------
                                                                     18,313,950
                                                                  -------------
                                                                     57,374,990
                                                                  -------------
Utilities-11.4%
Electric Companies-9.9%
Constellation Energy Group, Inc. .............        265,000         6,982,750
Northeast Utilities ..........................        437,000         6,279,690
OGE Energy Corp. .............................        391,000         6,435,860
PNM Resources, Inc. ..........................        400,000         9,440,000
Puget Energy, Inc. ...........................        388,000         8,365,280
Reliant Resources, Inc.(a) ...................      1,109,500         2,607,325


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Sierra Pacific Resources .....................        460,100     $   3,193,094
WPS Resources Corp. ..........................        178,000         6,564,640
                                                                  -------------
                                                                     49,868,639
                                                                  -------------
Telephone-1.5%
Qwest Communications International, Inc.(a) ..      1,550,000         7,502,000
                                                                  -------------
                                                                     57,370,639
                                                                  -------------
Consumer Cyclicals-7.5%
Apparel Manufacturing-2.0%
Jones Apparel Group, Inc.(a) .................        232,000         8,537,600
V. F. Corp. ..................................         44,000         1,665,840
                                                                  -------------
                                                                     10,203,440
                                                                  -------------
Autos & Auto Parts-2.6%
Dana Corp. ...................................        290,100         3,916,350
Genuine Parts Co. ............................         65,000         2,066,350
Group 1 Automotive, Inc.(a) ..................        300,000         7,125,000
                                                                  -------------
                                                                     13,107,700
                                                                  -------------
Hotel - Motel-1.3%
Park Place Entertainment Corp. ...............        803,900         6,656,292
                                                                  -------------

Miscellaneous Consumer Cyclicals-1.1%
Brunswick Corp. ..............................        263,000         5,528,260
                                                                  -------------

Retailers-0.5%
Federated Department Stores, Inc.(a) .........         77,000         2,516,360
                                                                  -------------
                                                                     38,012,052
                                                                  -------------
Industrial Commodities-6.6%
Chemicals-3.9%
Crompton Corp. ...............................        696,000         4,913,760
Cytec Industries, Inc.(a) ....................        281,000         7,511,130
FMC Corp.(a) .................................        261,600         7,413,744
                                                                  -------------
                                                                     19,838,634
                                                                  -------------
Miscellaneous Metals-1.4%
Reliance Steel & Aluminum Co. ................        319,000         7,241,300
                                                                  -------------

Paper-1.3%
MeadWestvaco Corp. ...........................        219,800         5,503,792
Temple-Inland, Inc. ..........................         16,000           784,800
                                                                  -------------
                                                                      6,288,592
                                                                  -------------
                                                                     33,368,526
                                                                  -------------
Energy-5.4%
Coal-1.9%
Peabody Energy Corp. .........................        355,000         9,673,750
                                                                  -------------


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
-------------------------------------------------------------------------------

Oils - Integrated Domestic-3.5%
Amerada Hess Corp. ...........................         92,000     $   5,152,000
Kerr-McGee Corp. .............................        100,000         4,525,000
Valero Energy Corp. ..........................        245,650         7,853,431
                                                                  -------------
                                                                     17,530,431
                                                                  -------------
                                                                     27,204,181
                                                                  -------------
Consumer Staples-3.9%
Foods-3.2%
Corn Products International, Inc. ............        284,000         8,426,280
Smithfield Foods, Inc.(a) ....................        420,000         7,963,200
                                                                  -------------
                                                                     16,389,480
                                                                  -------------
Retail - Food-0.7%
SUPERVALU, Inc. ..............................        190,000         3,416,200
                                                                  -------------
                                                                     19,805,680
                                                                  -------------
Consumer Growth-3.7%
Entertainment-1.7%
Royal Caribbean Cruises, Ltd. ................        399,000         8,650,320
                                                                  -------------

Publishing-2.0%
Deluxe Corp. .................................         41,500         1,801,100
Reader's Digest Association, Inc. Cl.A .......        476,000         8,115,800
                                                                  -------------
                                                                      9,916,900
                                                                  -------------
                                                                     18,567,220
                                                                  -------------
Services-1.7%
Miscellaneous Industrial
   Transportation-1.7%
SEACOR SMIT, Inc.(a) .........................        200,000         8,320,000
                                                                  -------------

Total Common Stocks
   (cost $514,888,632) .......................                      485,112,183
                                                                  -------------

SHORT-TERM INVESTMENT-4.0%
Time Deposit-4.0%
State Street Euro Dollar
   0.75%, 12/02/02
   (cost $20,194,000) ........................     $   20,194        20,194,000
                                                                  -------------

Total Investments-100.3%
   (cost $535,082,632) .......................                      505,306,183
Other assets less liabilities-(0.3%) .........                       (1,747,832)
                                                                  -------------

Net Assets-100% ..............................                    $ 503,558,351
                                                                  =============

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2002

Assets
Investments in securities, at value (cost $535,082,632) ....      $ 505,306,183
Cash .......................................................                909
Receivable for shares of beneficial interest sold ..........          1,787,587
Receivable for investment securities sold ..................            658,583
Dividends and interest receivable ..........................            599,034
                                                                  -------------
Total assets ...............................................        508,352,296
                                                                  -------------
Liabilities
Payable for shares of beneficial interest redeemed .........          4,270,873
Distribution fee payable ...................................            211,205
Advisory fee payable .......................................              1,750
Accrued expenses and other liabilities .....................            310,117
                                                                  -------------
Total liabilities ..........................................          4,793,945
                                                                  -------------
Net Assets .................................................      $ 503,558,351
                                                                  =============
Composition of Net Assets
Paid-in capital ............................................        533,216,198
Undistributed net investment income ........................          1,492,339
Accumulated net realized loss on investments ...............         (1,373,737)
Net unrealized depreciation of investments .................        (29,776,449)
                                                                  -------------
                                                                  $ 503,558,351
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($113,070,159/10,107,089 shares of beneficial interest
   issued and outstanding) .................................             $11.19
Sales charge--4.25% of public offering price ...............                .50
                                                                         ------
Maximum offering price .....................................             $11.69
                                                                         ======
Class B Shares
Net asset value and redemption price per share
   ($168,712,772/15,168,708 shares of beneficial interest
   issued and outstanding) .................................             $11.12
                                                                         ======
Class C Shares
Net asset value and redemption price per share
   ($70,467,360/6,340,900 shares of beneficial interest
   issued and outstanding) .................................             $11.11
                                                                         ======
Advisor Class Shares
Net asset value and redemption price per share
   ($151,308,060/13,478,755 shares of beneficial interest
   issued and outstanding) .................................             $11.23
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended November 30, 2002

Investment Income
Dividends (net of foreign taxes
   withheld of $4,740) ..................       $ 7,897,058
Interest ................................           276,371        $  8,173,429
                                                -----------
Expenses
Advisory fee ............................         3,703,369
Distribution fee--Class A ...............           251,996
Distribution fee--Class B ...............         1,375,307
Distribution fee--Class C ...............           559,406
Transfer agency .........................         1,305,605
Administrative ..........................           138,000
Custodian ...............................           129,746
Printing ................................           102,361
Audit and legal .........................            97,579
Registration ............................            89,767
Amortization of offering expenses .......            45,499
Trustees' fees ..........................            19,052
Miscellaneous ...........................            11,932
                                                -----------
Total expenses ..........................         7,829,619
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ..........        (1,569,149)
                                                -----------
Net expenses ............................                             6,260,470
                                                                   ------------
Net investment income ...................                             1,912,959
                                                                   ------------
Realized and Unrealized Loss on
Investment Transactions
Net realized loss on investment
   transactions .........................                            (1,373,737)
Net change in unrealized
   appreciation/depreciation
   of investments .......................                           (35,169,888)
                                                                   ------------
Net loss on investments .................                           (36,543,625)
                                                                   ------------
Net Decrease in Net Assets
   from Operations ......................                          $(34,630,666)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                Year Ended    March 29, 2001(a)
                                               November 30,    to November 30,
                                                   2002             2001
                                              =============   =================

Increase (Decrease) in Net Assets
from Operations
Net investment income ...................     $   1,912,959     $    507,649
Net realized gain (loss) on investment
   transactions .........................        (1,373,737)       1,333,204
Net change in unrealized
   appreciation/depreciation
   of investments .......................       (35,169,888)       5,393,439
                                              -------------     ------------
Net increase (decrease) in net assets
   from operations ......................       (34,630,666)       7,234,292
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ..............................          (255,247)              -0-
   Class B ..............................          (133,463)              -0-
   Class C ..............................           (59,194)              -0-
   Advisor Class ........................          (462,545)              -0-
Net realized gain on investments
   Class A ..............................          (286,961)              -0-
   Class B ..............................          (480,449)              -0-
   Class C ..............................          (213,060)              -0-
   Advisor Class ........................          (396,467)              -0-
Transactions in Shares of
Beneficial Interest
Net increase ............................       376,454,951      156,762,160
                                              -------------     ------------
Total increase ..........................       339,536,899      163,996,452
Net Assets
Beginning of period .....................       164,021,452           25,000
                                              -------------     ------------
End of period (including undistributed
   net investment income of $1,492,339
   and $542,210, respectively) ..........     $ 503,558,351     $164,021,452
                                              =============     ============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2002

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small Cap Value Fund (the "Fund"). The Fund commenced operations on March 29, 2001. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 each for Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $139,557 have been fully amortized on a straight-line basis over a one year period through March 2002.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as an adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to tax reclassification of distributions and non-deductible organization costs, resulted in a net decrease in undistributed net investment income, an increased in accumulated net realized loss on investments and a corresponding increase in paid-in capital. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares 2.20% of average daily net assets for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

sum of the Fund's organization costs and initial offering expenses.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class B shares and Class C shares and 1.10% of average daily net assets for Advisor Class shares. For the year ended November 30, 2002, such reimbursement amounted to $1,431,149 of which $45,499 is subject to repayment in subsequent periods, but no later than March 27, 2004.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2002, the Adviser agreed to waive its fees. Such waiver amounted to $138,000.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $985,044 for the year ended November 30, 2002.

For the year ended November 30, 2002, the Fund's expenses were reduced by $3,239 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,019,682 from the sale of Class A shares and $22,363, $355,806 and $27,408 in contingent deferred sales charges imposed upon redemptions by share holders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2002.

Brokerage commissions paid on investment transactions for the year ended November 30, 2002 amounted to $1,426,997, of which $623,997 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,590,605 and $617,711 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provi-


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------


sion for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $467,592,323 and $102,910,339, respectively, for the period ended November 30, 2002. There were no purchases or sales of U.S. government and government agency obligations for the period ended November 30, 2002.

At November 30, 2002, the cost of investments for federal income tax purposes was $535,091,938. Accordingly, gross unrealized appreciation of investments was $28,455,704 and gross unrealized depreciation of investments was $58,241,459, resulting in net unrealized depreciation of $29,785,755.

NOTE E

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                     2002               2001
                                                 ============        ==========
Distributions paid from:
   Ordinary income ....................          $  2,287,386        $       -0-
                                                 ------------        ----------
Total taxable distributions ...........             2,287,386                -0-
                                                 ------------        ----------
Total distributions paid ..............          $  2,287,386        $       -0-
                                                 ------------        ----------

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ........................          $  1,492,339
                                                                ------------
Accumulated capital and other losses .................            (1,364,431)(a)
                                                                ------------
Unrealized appreciation/(depreciation) ...............           (29,785,755)(b)
                                                                ------------
Total accumulated earnings/(deficit) .................          $(29,657,847)
                                                                ------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $1,364,431, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE F

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                                   ----------------------------       ------------------------------
                                               Shares                             Amount
                                   ----------------------------       ------------------------------
                                           Year       March 29,               Year         March 29,
                                          Ended      2001(a) to              Ended        2001(a) to
                                   November 30,    November 30,       November 30,      November 30,
                                           2002            2001               2002              2001
                                   -----------------------------------------------------------------
Class A
Shares sold                          13,256,978       3,379,846      $ 154,391,494      $ 36,498,765
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions                      39,088              -0-           447,172                -0-
----------------------------------------------------------------------------------------------------
Shares converted
  from Class B                          193,675           8,492          2,267,381            94,802
----------------------------------------------------------------------------------------------------
Shares redeemed                      (6,450,308)       (323,162)       (69,540,178)       (3,385,260)
----------------------------------------------------------------------------------------------------
Net increase                          7,039,433       3,065,176      $  87,565,869      $ 33,208,307
====================================================================================================

Class B
Shares sold                          15,243,121       5,408,807      $ 186,139,867      $ 58,493,415
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions                      41,175              -0-           471,462                -0-
----------------------------------------------------------------------------------------------------
Shares converted
  to Class A                           (194,364)         (8,516)        (2,267,381)          (94,802)
----------------------------------------------------------------------------------------------------
Shares redeemed                      (4,912,686)       (408,839)       (54,648,248)       (4,343,176)
----------------------------------------------------------------------------------------------------
Net increase                         10,177,246       4,991,452      $ 129,695,700      $ 54,055,437
====================================================================================================

Class C
Shares sold                           6,420,079       2,334,598      $  78,122,723      $ 24,895,535
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions                      18,254              -0-           208,829                -0-
----------------------------------------------------------------------------------------------------
Shares redeemed                      (2,345,650)        (86,391)       (26,585,037)         (913,625)
----------------------------------------------------------------------------------------------------
Net increase                          4,092,683       2,248,207      $  51,746,515      $ 23,981,910
====================================================================================================

(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                          ----------------------------       ------------------------------
                                     Shares                               Amount
                          ----------------------------       ------------------------------
                                  Year       March 29,               Year         March 29,
                                 Ended      2001(a) to              Ended        2001(a) to
                          November 30,    November 30,       November 30,      November 30,
                                  2002            2001               2002              2001
                          -----------------------------------------------------------------
Advisor Class
Shares sold                 10,972,420       4,208,183      $ 126,425,366      $ 46,265,376
-------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions             71,033              -0-           813,330                -0-
-------------------------------------------------------------------------------------------
Shares redeemed             (1,701,932)        (70,949)       (19,791,829)         (748,870)
-------------------------------------------------------------------------------------------
Net increase                 9,341,521       4,137,234      $ 107,446,867      $ 45,516,506
===========================================================================================

NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2002.

(a)   Commencement of operations.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                             ------------------------------------
                                                                                             Class A
                                                                             ------------------------------------
                                                                                     Year               March 29,
                                                                                    Ended              2001(a) to
                                                                             November 30,            November 30,
                                                                                     2002                    2001
                                                                             ------------------------------------
Net asset value, beginning of period ..................................           $ 11.37                 $ 10.00
                                                                             ------------------------------------
Income from Investment Operations
Net investment income(b)(c) ...........................................               .10                     .09
Net realized and unrealized gain (loss) on investment transactions ....              (.11)                   1.28
                                                                             ------------------------------------
Net increase (decrease) in net asset value from operations ............              (.01)                   1.37
                                                                             ------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..................................              (.08)                     -0-
Distributions from net realized gains .................................              (.09)                     -0-
                                                                             ------------------------------------
Total dividends and distributions .....................................              (.17)                     -0-
                                                                             ------------------------------------
Net asset value, end of period ........................................           $ 11.19                 $ 11.37
                                                                             ====================================
Total Return
Total investment return based on net asset value(d) ...................              (.12)%                 13.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............................          $113,070                 $34,883
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements .............................              1.40%                   1.53%(e)
  Expenses, before waivers/reimbursements .............................              1.81%                   2.41%(e)
  Net investment income(c) ............................................               .80%                   1.29%(e)
Portfolio turnover rate ...............................................                30%                     15%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                 ------------------------------------
                                                                                                 Class B
                                                                                 ------------------------------------
                                                                                         Year               March 29,
                                                                                        Ended              2001(a) to
                                                                                 November 30,            November 30,
                                                                                         2002                    2001
                                                                                 ------------------------------------
Net asset value, beginning of period ..................................              $  11.33                $  10.00
                                                                                 ------------------------------------
Income from Investment Operations
Net investment income(b)(c) ...........................................                   .01                     .04
Net realized and unrealized gain (loss) on investment transactions ....                  (.10)                   1.29
                                                                                 ------------------------------------
Net increase (decrease) in net asset value from operations ............                  (.09)                   1.33
                                                                                 ------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..................................                  (.03)                     -0-
Distributions from net realized gains .................................                  (.09)                     -0-
                                                                                 ------------------------------------
Total dividends and distributions .....................................                  (.12)                     -0-
                                                                                 ------------------------------------
Net asset value, end of period ........................................              $  11.12                $  11.33
                                                                                 ====================================
Total Return
Total investment return based on net asset value(d) ...................                  (.87)%                 13.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............................              $168,713                $ 56,538
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements .............................                  2.10%                   2.23%(e)
  Expenses, before waivers/reimbursements .............................                  2.53%                   3.10%(e)
  Net investment income(c) ............................................                   .11%                    .60%(e)
Portfolio turnover rate ...............................................                    30%                     15%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                              -----------------------------------
                                                                                            Class C
                                                                              -----------------------------------
                                                                                      Year              March 29,
                                                                                     Ended             2001(a) to
                                                                              November 30,           November 30,
                                                                                      2002                   2001
                                                                              -----------------------------------
Net asset value, beginning of period ................................              $ 11.31                $ 10.00
                                                                              -----------------------------------
Income from Investment Operations
Net investment income(b)(c) .........................................                  .01                    .04
Net realized and unrealized gain (loss) on investment transactions ..                 (.09)                  1.27
                                                                              -----------------------------------
Net increase (decrease) in net asset value from operations ..........                 (.08)                  1.31
                                                                              -----------------------------------
Less: Dividends and Distributions
Dividends from net investment income ................................                 (.03)                    -0-
Distributions from net realized gains ...............................                 (.09)                    -0-
                                                                              -----------------------------------
Total dividends and distributions ...................................                 (.12)                    -0-
                                                                              -----------------------------------
Net asset value, end of period ......................................              $ 11.11                $ 11.31
                                                                              ===================================
Total Return
Total investment return based on net asset value(d) .................                 (.78)%                13.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...........................              $70,467                $25,437
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements ...........................                 2.10%                  2.31%(e)
  Expenses, before waivers/reimbursements ...........................                 2.51%                  3.40%(e)
  Net investment income(c) ..........................................                  .11%                   .50%(e)
Portfolio turnover rate .............................................                   30%                    15%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         ------------------------------------
                                                                                      Advisor Class
                                                                         ------------------------------------
                                                                                 Year               March 29,
                                                                                Ended              2001(a) to
                                                                         November 30,            November 30,
                                                                                 2002                    2001
                                                                         ------------------------------------
Net asset value, beginning of period ...............................         $  11.40                $  10.00
                                                                         ------------------------------------
Income from Investment Operations
Net investment income(b)(c) ........................................              .13                     .12
Net realized and unrealized gain (loss) on investment transactions .             (.10)                   1.28
                                                                         ------------------------------------
Net increase in net asset value from operations ....................              .03                    1.40
                                                                         ------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...............................             (.11)                     -0-
Distributions from net realized gains ..............................             (.09)                     -0-
                                                                         ------------------------------------
Total dividends and distributions ..................................             (.20)                     -0-
                                                                         ------------------------------------
Net asset value, end of period .....................................         $  11.23                $  11.40
                                                                         ====================================
Total Return
Total investment return based on net asset value(d) ................              .18%                  14.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........................         $151,308                $ 47,164
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements ..........................             1.10%                   1.12%(e)
  Expenses, before waivers/reimbursements ..........................             1.54%                   2.01%(e)
  Net investment income(c) .........................................             1.10%                   1.68%(e)
Portfolio turnover rate ............................................               30%                     15%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                     INDEPENDENT AUDITORS
                                                     ---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Small Cap Value Fund (one of the funds constituting the AllianceBernstein Trust), (the "Fund"), as of November 30, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Small Cap Value Fund at November 30, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP

New York, New York
January 20, 2003


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 27

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the economy, for example, the technology sector.

small capitalization or small-cap company

Refers to a company with a relatively small market capitalization.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $369 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/02.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 29

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/ checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                               -----------------
                                                               BOARD OF TRUSTEES
                                                               -----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Joseph G. Paul, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 31

----------------------
MANAGEMENT OF THE FUND
----------------------

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                                             PORTFOLIOS
                                                                                               IN FUND         OTHER
NAME, AGE OF TRUSTEE,                                  PRINCIPAL                               COMPLEX      DIRECTORSHIPS
      ADDRESS                                        OCCUPATION(S)                           OVERSEEN BY       HELD BY
(YEARS OF SERVICE*)                               DURING PAST 5 YEARS                          TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE**

John D. Carifa,**, 57                  President, Chief Operating Officer and a                   114            None
1345 Avenue of the                     Director of Alliance Capital Management
Americas                               Corporation (ACMC), with which he has
New York, NY 10105                     been associated with since prior to 1998.
(2)

DISINTERESTED TRUSTEES

Ruth Block, #+, 72                     Formerly an Executive Vice President and                   93             None
P.O. Box 4623                          the Chief Insurance Officer of The
Stamford, CT 06903                     Equitable Life Assurance Society of the
(2)                                    United States; Chairman and Chief
                                       Executive Officer of Evlico. Formerly a
                                       Director of Avon, BP Amoco Corporation,
                                       Ecolab, Inc., Tandem Financial Group and
                                       Donaldson, Lufkin & Jenrette Securities
                                       Corporation.

David H. Dievler, #+, 73               Independent Consultant. Until December                     98             None
P.O. Box 167                           1994, Senior Vice President of ACMC
Spring Lake, NJ 07762                  responsible for mutual fund administration.
(2)                                    Prior to joining ACMC in 1984, Chief
                                       Financial Officer of Eberstadt Asset
                                       Management since 1968. Prior to that,
                                       Senior Manager at Price Waterhouse & Co.
                                       Member of the American Institute of
                                       Certified Public Accountants since 1953.


John H. Dobkin, #+, 60                 Consultant. Formerly a Senior Advisor                      94             None
P.O.Box 12                             from June 1999-June 2000 and President
Annandale, NY 12504                    (December1989-May 1999) of Historic
(2)                                    Hudson Valley (historic preservation).
                                       Previously, Director of the National
                                       Academy of Design and during 1988-92,
                                       Director and Chairman of the Audit
                                       Committee of ACMC.

William H. Foulk, Jr., #+, 70          Investment Adviser and Independent                         110            None
2 Sound View Drive                     Consultant. Formerly Senior Manager of
Suite 100                              Barrett Associates, Inc., a registered
Greenwich, CT 06830                    investment adviser, with which he had been
(2)                                    associated since prior to 1998. Formerly
                                       Deputy Comptroller of the State of New
                                       York and, prior thereto, Chief Investment
                                       Officer of the New York Bank for Savings.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

                                                                                      PORTFOLIOS
                                                                                        IN FUND           OTHER
NAME, AGE OF TRUSTEE,                                 PRINCIPAL                         COMPLEX       DIRECTORSHIPS
      ADDRESS                                       OCCUPATION(S)                     OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                              DURING PAST 5 YEARS                    TRUSTEE          TRUSTEE
--------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

Clifford L. Michel, #+, 63            Senior Counsel of the law firm of Cahill            93           Placer Dome
15 St. Bernard's Road                 Gordon & Reindel, since February 2001                            Inc.
Gladstone, NJ 07934                   and a partner of that firm for more than
(2)                                   25 years prior thereto. President and
                                      Chief Executive Officer of Wenonah
                                      Development Company (Investments) and a
                                      Director of Placer Dome Inc. (mining).

Donald J. Robinson, #+, 68            Senior Counsel at the law firm of Orrick,            92           None
98 Hell's Peak Road                   Herrington & Sutcliffe LLP since prior
Weston, VT 05161                      to 1998. Formerly a senior partner and a
(2)                                   member of the Executive Committee of that
                                      firm. Formerly a member and Chairman of
                                      the Municipal Securities Rulemaking Board
                                      and a Trustee of the Museum of the City of
                                      New York.

*     There is no stated term of office for the Fund's Trustees.

** Mr. Carifa is an "interested trustee", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 33

----------------------
MANAGEMENT OF THE FUND
----------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

                                         Principal Position(s)                Principal Occupation
Name, Address* and Age                      Held with Fund                    During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Kathleen A. Corbet, 42                  Senior Vice President              Executive Vice President of
                                                                           Alliance Capital Management
                                                                           Corporation ("ACMC"),** with
                                                                           which she has been associated
                                                                           since prior to 1998.

Marilyn G. Fedak, 56                    Senior Vice President              Chief Investment Officer -
                                                                           U.S. Value Equities and an
                                                                           Executive Vice President at
                                                                           ACMC since October 2000. Prior
                                                                           thereto, she was Chief
                                                                           Investment Officer and
                                                                           Chairman of the U.S. Equity
                                                                           Investment Policy Group at
                                                                           Sanford C. Bernstein & Co.,
                                                                           Inc. ("Bernstein")** since
                                                                           prior to 1998.

Steven Pisarkiewicz, 53                 Senior Vice President              Senior Vice President, Senior
                                                                           Portfolio Manager and chairman
                                                                           of the Structured Equities
                                                                           Investment Policy Group of
                                                                           ACMC's Bernstein Investment
                                                                           Research and Management unit
                                                                           since October 2000. Prior
                                                                           thereto, he was employed by
                                                                           Bernstein** as managing
                                                                           director of financial
                                                                           advisors, managing director of
                                                                           Institutional Services since
                                                                           prior to 1998.

Andrew S. Adelson, 47                   Senior Vice President              Executive Vice President and
                                                                           the Chief Investment Office of
                                                                           International Value Equities
                                                                           of ACMC since October 2000.
                                                                           Prior thereto, he was the
                                                                           Chief Investment Officer of
                                                                           International Investment
                                                                           Management Services at
                                                                           Bernstein** since prior to
                                                                           1998.

Seth J. Masters, 43                     Senior Vice President              Senior Vice President and
                                                                           Chief Investment Officer for
                                                                           Emerging Markets Value
                                                                           Equities at ACMC with which he
                                                                           has been associated since
                                                                           October 2000. Prior thereto,
                                                                           he was employed at Bernstein**
                                                                           since prior to 1998.

Kevin F. Simms, 36                      Senior Vice President              Senior Vice President, Senior
                                                                           Portfolio Manager and chairman
                                                                           of the Structured Equities
                                                                           Investment Policy Group of
                                                                           ACMC's Bernstein Investment
                                                                           Research and Management unit
                                                                           since October 2000. Prior
                                                                           thereto, he was employed by
                                                                           Bernstein** as managing
                                                                           director of financial
                                                                           advisors, managing director of
                                                                           Institutional Services since
                                                                           prior to 1997 and was
                                                                           appointed director of research
                                                                           for emerging-markets equities
                                                                           in 1998.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

                                         Principal Position(s)                  Principal Occupation
Name, Address* and Age                       Held with Fund                      During Past 5 Years
--------------------------------------------------------------------------------------------------------------
Joseph G. Paul, 42                      Senior Vice President              Senior Vice President of ACMC
                                                                           and Chief Investment Officer -
                                                                           Small Cap Value Equities since
                                                                           2002. He is also Chief
                                                                           Investment Officer of Advanced
                                                                           Value at ACMC since October
                                                                           2000 and held the same
                                                                           position at Bernstein** since
                                                                           1999. Prior thereto he was the
                                                                           Director of Research of
                                                                           Advanced Value since 1998.

Ranji H. Nagaswami, 39                  Senior Vice President              Senior Vice President of ACMC
                                                                           since 1999. Prior thereto, she
                                                                           was managing director and
                                                                           co-head of U.S. Fixed Income
                                                                           at UBS Brinson since prior to
                                                                           1998.

Edmund P. Bergan, Jr., 52               Secretary                          Senior Vice President and
                                                                           General Counsel of Alliance
                                                                           Fund Distributors, Inc.
                                                                           ("AFD")** and Alliance Global
                                                                           Investor Services Inc.
                                                                           ("AGIS"),** with which he has
                                                                           been associated since prior to
                                                                           1998.

Mark D. Gersten, 52                     Treasurer and Chief                Senior Vice President of
                                        Financial Officer                  AGIS,** with which he has been
                                                                           associated since prior to
                                                                           1998.

Vincent S. Noto, 38                     Controller                         Vice President of AGIS,**
                                                                           with which he has been
                                                                           associated since prior to
                                                                           1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, Bernstein, AFD and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 35

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

AllianceBernstein Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

AllianceBernstein Small Cap Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVISCVAR1102